Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of total debt	$ 5,591,072	$ 5,050,688
Estimated fair value of total debt	6,572,606	5,588,059
Note payable to EQM
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of total debt	100,000	105,000
Note payable to EQM | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value of total debt	118,000	130,000
Senior notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of total debt	5,500,000	4,600,000
Senior notes | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value	$ 6,500,000	$ 5,200,000